CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statement of comprehensive income [abstract]
Income/(loss) for the period	[1]	$ 3,559	$ 5,784	$ (18,101)	$ 9,343	$ (18,124)
Items that may be reclassified to income in later periods:
- Currency translation differences		575	(852)	1,588	(277)	(2,347)
- Debt instruments remeasurements		(2)	(14)	43	(16)	15
- Cash flow hedging gains/(losses)		(84)	132	(137)	48	(289)
- Net investment hedging gains/(losses)		(51)	171	(99)	120	(99)
- Deferred cost of hedging		(20)	(34)	55	(54)	156
- Share of other comprehensive income/(loss) of joint ventures and associates		(7)	(56)	30	(63)	(30)
Total		410	(652)	1,481	(242)	(2,593)
Items that are not reclassified to income in later periods:
- Retirement benefits remeasurements		1,675	4,628	(4,924)	6,303	(3,167)
- Equity instruments remeasurements		10	40	77	50	(60)
- Share of other comprehensive income/(loss) of joint ventures and associates		(42)	(25)	19	(67)	67
Total		1,643	4,643	(4,828)	6,285	(3,160)
Other comprehensive income/(loss) for the period		2,053	3,991	(3,347)	6,044	(5,753)
Comprehensive income/(loss) for the period		5,612	9,775	(21,448)	15,386	(23,877)
Comprehensive income/(loss) attributable to non-controlling interest		145	121	43	266	(80)
Comprehensive income/(loss) attributable to Royal Dutch Shell plc shareholders		$ 5,467	$ 9,653	$ (21,490)	$ 15,121	$ (23,797)

[1]	See Note 2 “Segment information”.